Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000131671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$25,666 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Communication Services Index ETF
C000131662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,977 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Discretionary Index ETF
C000131664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$21,024 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Staples Index ETF
C000131665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$25,194 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Energy Index ETF
C000131666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$34,784 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Financials Index ETF
C000131667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$25,656 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Health Care Index ETF
C000131668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$36,860 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Industrials Index ETF
C000131669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$84,407 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Information Technology Index ETF
C000131670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$24,690 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Materials Index ETF
C000151119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$16,861 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Real Estate Index ETF
C000131663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$23,068 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Utilities Index ETF
Without Sales Load [Member] | C000131671
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%	5.59%	9.88%
Without Sales Load [Member] | C000131662
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%	5.40%	13.34%
Without Sales Load [Member] | C000131664
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	6.89%	7.71%
Without Sales Load [Member] | C000131665
Average Annual Return [Line Items]
Average Annual Return, Percent	41.15%	23.72%	9.68%
Without Sales Load [Member] | C000131666
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	11.33%	13.28%
Without Sales Load [Member] | C000131667
Average Annual Return [Line Items]
Average Annual Return, Percent	28.54%	5.07%	9.88%
Without Sales Load [Member] | C000131668
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%	13.29%	13.93%
Without Sales Load [Member] | C000131669
Average Annual Return [Line Items]
Average Annual Return, Percent	32.08%	18.06%	23.78%
Without Sales Load [Member] | C000131670
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%	5.80%	9.46%
Without Sales Load [Member] | C000151119
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%	2.41%	5.36%
Without Sales Load [Member] | C000131663
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	9.16%	8.72%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
Fidelity Index: MSCI USA IMI Communication Services 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$25,947 MSCI USA IMI Communication Services 25/50 Index
Average Annual Return, Percent	4.79%	5.70%	10.00%
Fidelity Index: Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$35,044 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index℠
Average Annual Return, Percent	6.79%	5.49%	13.36%
Fidelity Index: Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$21,248 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index℠
Average Annual Return, Percent	8.92%	6.99%	7.83%
Fidelity Index: Fidelity MSCI Energy Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$25,410 Fidelity MSCI Energy Index ETF Capped Linked Index℠
Average Annual Return, Percent	41.27%	23.84%	9.77%
Fidelity Index: Fidelity MSCI Financials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$35,108 Fidelity MSCI Financials Index ETF Capped Linked Index℠
Average Annual Return, Percent	11.04%	11.42%	13.38%
Fidelity Index: Fidelity MSCI Health Care Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$25,882 Fidelity MSCI Health Care Index ETF Capped Linked Index℠
Average Annual Return, Percent	28.65%	5.15%	9.98%
Fidelity Index: Fidelity MSCI Industrials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$37,209 Fidelity MSCI Industrials Index ETF Capped Linked Index℠
Average Annual Return, Percent	19.84%	13.40%	14.04%
Fidelity Index: Fidelity MSCI Information Technology Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$85,174 Fidelity MSCI Information Technology Index ETF Capped Linked Index℠
Average Annual Return, Percent	32.29%	18.15%	23.89%
Fidelity Index: Fidelity MSCI Materials Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$24,839 Fidelity MSCI Materials Index ETF Capped Linked Index℠
Average Annual Return, Percent	16.10%	5.90%	9.53%
Fidelity Index: Fidelity MSCI Real Estate Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$17,018 Fidelity MSCI Real Estate Index ETF Capped Linked Index℠
Average Annual Return, Percent	15.14%	2.47%	5.46%
Fidelity Index: Fidelity MSCI Utilities Index ETF Capped Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	$23,308 Fidelity MSCI Utilities Index ETF Capped Linked Index℠
Average Annual Return, Percent	6.27%	9.25%	8.83%